Financial instruments and risk management - Liquidity Risk, Additional Information (Details) € in Millions, £ in Millions, $ in Millions	1 Months Ended																12 Months Ended
	Nov. 30, 2023 EUR (€)	Oct. 31, 2023 EUR (€)	Sep. 30, 2023 USD ($)	Aug. 31, 2023 GBP (£) tranche	Aug. 31, 2023 USD ($) tranche	May 31, 2023 USD ($)	Mar. 31, 2023 GBP (£) extensionOption	Feb. 28, 2023 EUR (€)	Jan. 31, 2023 EUR (€)	Oct. 31, 2022 USD ($)	Aug. 31, 2022 USD ($)	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 USD ($)	May 31, 2022 GBP (£)	Mar. 31, 2022 USD ($)	Feb. 28, 2022 GBP (£)	Dec. 31, 2023 GBP (£) tranche	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2023 USD ($)
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Cash and cash equivalents																	£ 4,659	£ 3,446
Commercial paper																	0
Current borrowings																	4,324	4,413
Proceeds from the issue of perpetual hybrid bonds, net of issuance costs																	£ 0	£ 0	£ 1,681
Liquidity Risk
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Target average centrally managed debt maturity																	5 years
Average centrally managed debt maturity																	10 years 6 months	9 years 10 months 24 days		10 years 6 months
Peak maturity of centrally managed debt maturing in a rolling 12-month period																	15.70%	18.60%		15.70%
Commercial paper issuance facility amount																	£ 3,000			$ 4,000
Commercial paper																	0	£ 27
Revolving credit facility																	£ 5,400	5,690
Amount repaid	€ 750	€ 800	$ 550	£ 3,100		$ 48						£ 180	$ 419	£ 600
Proceeds from the issue of perpetual hybrid bonds, net of issuance costs					$ 5,000			€ 800		$ 600					$ 2,500
Number of tranches | tranche				5	5												3
Liquidity Risk | March 2024
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Revolving credit facility							£ 2,500
Liquidity Risk | Until March 2025
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Revolving credit facility							2,850
Liquidity Risk | March 2026 - March 2027
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Revolving credit facility							£ 2,500
Liquidity Risk | 364-day Tranche
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Period of tranche																364 days
Number of extension options | extensionOption							2
Extension period							1 year
Term out period							1 year
Liquidity Risk | Five year tranches
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Period of tranche							5 years
Liquidity Risk | Five year tranches | March 2025 - March 2026
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Revolving credit facility							£ 2,700
Liquidity Risk | Bilateral facilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Current borrowings																	£ 2,650	3,000
Amount withdrawn and outstanding																	100	875
Remaining amount available																	2,550
Liquidity Risk | Bond repaid, August 2022 one
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Amount repaid | $											$ 750
Liquidity Risk | Bond repaid, August 2022 two
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Amount repaid | $											$ 601
Liquidity Risk | Bond repaid, January 2023
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Amount repaid | €									€ 750
Liquidity Risk | March 2023
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Revolving credit facility																£ 2,700
Liquidity Risk | Money Market fund
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Cash and cash equivalents																	£ 173	£ 0
Liquidity Risk | Top of range
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Target centrally managed debt maturing in a rolling 12-month period																	20.00%